Summary of Significant Accounting Policies (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	$ 6,685,387	$ 9,154,072
Platform Development [Member] | Smar Exa R Solution [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	212,377
Platform Development [Member] | Smart Exam R Solution [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue		310,135
Platform Development [Member] | Smart Homework R Solution [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	571,658	3,137,602
Others [Member] | Smart Exam R Solution [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	452,881	265,707
Software Customization And Content Development [Member] | Smart Homework R Solution [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	2,385,277	74,138
License [Member] | Smart Homework R Solution [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	153,666	2,748
Personalized Exercise Book And M O T K Pro [Member] | Smart Homework R Solution [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	33,775.00	88,815
Digitization Services [Member] | Smart Homework R Solution [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue	$ 2,875,753	$ 5,274,927